Fair Values of Assets and Liabilities - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	$ 201,282,000	$ 263,073,000
Total liabilities	57,000	12,000
Derivative Loan Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Derivative loan commitments	13,000	288,000
Forward Loan Sale Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	75,000
Derivative loan commitments	75,000
Total liabilities		12,000
Loan Level Interest Rate Swaps [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	57,000
Total liabilities	57,000
Debt Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	145,788,000	202,637,000
Marketable Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	55,349,000	60,148,000
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	55,349,000	60,148,000
Total liabilities
Level 1 [Member] | Derivative Loan Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Derivative loan commitments
Level 1 [Member] | Forward Loan Sale Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Derivative loan commitments
Total liabilities
Level 1 [Member] | Loan Level Interest Rate Swaps [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Total liabilities
Level 1 [Member] | Debt Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Level 1 [Member] | Marketable Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	55,349,000	60,148,000
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	145,788,000	202,637,000
Total liabilities
Level 2 [Member] | Derivative Loan Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Derivative loan commitments
Level 2 [Member] | Forward Loan Sale Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Derivative loan commitments
Total liabilities
Level 2 [Member] | Loan Level Interest Rate Swaps [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Total liabilities
Level 2 [Member] | Debt Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	145,788,000	202,637,000
Level 2 [Member] | Marketable Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	145,000	288,000
Total liabilities	57,000	12,000
Level 3 [Member] | Derivative Loan Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Derivative loan commitments	13,000	288,000
Level 3 [Member] | Forward Loan Sale Commitments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	75,000
Derivative loan commitments	75,000
Total liabilities		12,000
Level 3 [Member] | Loan Level Interest Rate Swaps [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets	57,000
Total liabilities	57,000
Level 3 [Member] | Debt Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets
Level 3 [Member] | Marketable Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets